UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 6/30/15

Item 1. Schedule of Investments.

Franklin Managed Trust

Statement of Investments, June 30, 2015 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 7.5%
General Dynamics Corp.	2,123,690	$300,905,636
Honeywell International Inc.	4,629,700	472,090,509
United Technologies Corp.	4,680,174	519,171,702
		1,292,167,847
Automobiles & Components 2.7%
Johnson Controls Inc.	9,341,111	462,665,228

Commercial & Professional Services 2.1%
ABM Industries Inc.	1,145,249	37,644,335
Brady Corp., A	2,534,825	62,711,570
Cintas Corp.	1,484,100	125,540,019
[a]Matthews International Corp., A	2,663,292	141,527,337
		367,423,261
Consumer Durables & Apparel 1.8%
Leggett & Platt Inc.	1,097,590	53,430,681
NIKE Inc., B	2,369,000	255,899,380
		309,330,061
Consumer Services 2.5%
McDonald's Corp.	3,334,654	317,025,556
Yum! Brands Inc.	1,255,000	113,050,400
		430,075,956
Diversified Financials 0.2%
State Street Corp.	424,000	32,648,000

Energy 8.5%
Chevron Corp.	4,014,100	387,240,227
EOG Resources Inc.	870,300	76,194,765
Exxon Mobil Corp.	3,390,700	282,106,240
Occidental Petroleum Corp.	3,717,100	289,078,867
Schlumberger Ltd.	4,942,529	425,996,575
		1,460,616,674
Food & Staples Retailing 5.5%
CVS Health Corp.	2,543,200	266,730,816
Wal-Mart Stores Inc.	4,492,864	318,678,843
Walgreens Boots Alliance Inc.	4,230,147	357,193,613
		942,603,272
Food, Beverage & Tobacco 8.2%
Archer-Daniels-Midland Co.	8,236,200	397,149,564
Bunge Ltd.	4,992,722	438,360,992
McCormick & Co. Inc.	2,276,400	184,274,580
PepsiCo Inc.	4,148,300	387,202,322
		1,406,987,458
Health Care Equipment & Services 11.5%
Abbott Laboratories	3,883,000	190,577,640
Becton, Dickinson and Co.	3,163,516	448,112,042
DENTSPLY International Inc.	1,755,000	90,470,250
Medtronic PLC	6,556,700	485,851,470
Stryker Corp.	4,804,727	459,187,759
Teleflex Inc.	846,253	114,624,969
West Pharmaceutical Services Inc.	3,141,600	182,464,128
		1,971,288,258
Household & Personal Products 3.6%
Colgate-Palmolive Co.	3,829,210	250,468,626

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Managed Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

The Procter & Gamble Co.	4,678,888	366,076,197
		616,544,823
Industrial Conglomerates 3.8%
Carlisle Cos. Inc.	322,529	32,291,604
Roper Technologies Inc.	3,645,509	628,704,482
		660,996,086
Insurance 2.5%
Aflac Inc.	1,507,710	93,779,562
Arthur J. Gallagher & Co.	874,700	41,373,310
The Chubb Corp.	430,000	40,910,200
Erie Indemnity Co., A	1,733,082	142,234,040
Old Republic International Corp.	4,380,950	68,474,248
RLI Corp.	852,718	43,821,178
		430,592,538
Machinery 6.0%
Donaldson Co. Inc.	3,007,604	107,672,223
Dover Corp.	5,394,300	378,571,974
Hillenbrand Inc.	1,366,700	41,957,690
Pentair PLC (United Kingdom)	7,271,400	499,908,750
		1,028,110,637
Materials 10.0%
Air Products and Chemicals Inc.	3,558,058	486,849,076
[a]Albemarle Corp.	6,956,000	384,458,120
Bemis Co. Inc.	1,516,389	68,252,669
Ecolab Inc.	1,668,372	188,642,822
Nucor Corp.	1,777,400	78,330,018
Praxair Inc.	4,315,535	515,922,209
		1,722,454,914
Media 1.4%
[a]John Wiley & Sons Inc., A	4,412,048	239,883,050

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie Inc.	2,775,100	186,458,969
Johnson & Johnson	5,666,700	552,276,582
Perrigo Co. PLC	333,500	61,640,805
Pfizer Inc.	3,083,800	103,399,814
Roche Holding AG, ADR (Switzerland)	1,987,000	69,684,090
		973,460,260
Retailing 5.6%
The Gap Inc.	4,511,600	172,207,772
Ross Stores Inc.	5,806,402	282,249,201
Target Corp.	4,471,400	365,000,382
Tiffany & Co.	1,456,100	133,669,980
		953,127,335
Semiconductors & Semiconductor Equipment 2.1%
Linear Technology Corp.	2,119,700	93,754,331
Texas Instruments Inc.	5,291,000	272,539,410
		366,293,741
Software & Services 4.6%
Accenture PLC, A	3,865,500	374,103,090
Microsoft Corp.	9,361,900	413,327,885
		787,430,975
Technology Hardware & Equipment 1.2%
[b]Knowles Corp.	2,524,400	45,691,640
QUALCOMM Inc.	2,514,300	157,470,609
		203,162,249
Trading Companies & Distributors 0.8%
W.W. Grainger Inc.	574,300	135,908,095

Franklin Managed Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
Transportation 1.2%
United Parcel Service Inc., B	2,182,300	211,486,693
Total Common Stocks (Cost $12,232,420,861)		17,005,257,411

Short Term Investments (Cost $186,602,418) 1.1%
Money Market Funds 1.1%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	186,602,418	186,602,418
Total Investments (Cost $12,419,023,279) 100.1%		17,191,859,829
Other Assets, less Liabilities (0.1)%		(14,913,382)
Net Assets 100.0%		$17,176,946,447

a See Note 4 regarding holdings of 5% voting securities.
b Non-income producing.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Managed Trust

Notes to Statement of Investments (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,419,189,517

Unrealized appreciation	$4,895,228,640
Unrealized depreciation	(122,558,328)
Net unrealized appreciation (depreciation)	$4,772,670,312

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended June 30, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Albemarle Corp.	6,007,525	948,475	-	6,956,000	$384,458,120	$5,439,295		$-
John Wiley & Sons Inc., A	3,970,548	441,500	-	4,412,048	239,883,050	2,430,445		-
Matthew s International Corp., A	2,463,292	200,000	-	2,663,292	141,527,337	1,019,759		-
Total Affiliated Securities (Value is 4.46% of Net Assets)					$765,868,507	$8,889,499		$-

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 27, 2015

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

      Chief Accounting Officer

Date: August 27, 2015